                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
                 -----------------------------------------------

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
               ---------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3147

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 to June 30, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]


CREDIT SUISSE
INSTITUTIONAL FUND

SEMIANNUAL REPORT
CLASS A, B AND C SHARES

JUNE 30, 2003
(UNAUDITED)


CREDIT SUISSE INSTITUTIONAL
MONEY MARKET FUND, INC.
- PRIME PORTFOLIO
- GOVERNMENT PORTFOLIO


MORE COMPLETE INFORMATION ABOUT THE FUND AND EACH OF THE PORTFOLIOS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL FUND, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUNDS, INC. ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIOS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 23, 2003

Dear Shareholder:

   For Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2003 were 0.99%(1), 0.89%(1) and 0.74%(1) (with waivers and reimbursements) for the Fund's Class A, Class B and Class C shares, respectively.

   The Fund's fiscal half-year was a difficult time for money market vehicles. Most challenging, in our view, was the simple fact that short-term interest rates were sufficiently low to compel many investors to look elsewhere for attractive yields. The official fed funds rate was 1.25% during most of the period, and the Federal Reserve (the "Fed") cut it by a quarter-point on June 25 to 1.00%, the lowest such level since 1958. The Fed additionally indicated in frequent public comments that it was prepared to keep rates low not only to try to stimulate economic growth, but also to avert even the remote possibility of deflation.

   To some degree, money market vehicles benefited early in the period from the high degree of risk aversion caused by uncertainty about the timing and potential length of a war in Iraq. While such risk aversion frequently wreaked havoc on stocks, it also prompted some shifting of assets out of stocks and into less-risky investments like money market funds. War-related uncertainty started to abate around the time fighting began in mid-March, however, allowing for greater risk-taking and a re-focusing of sentiment on the outlook for interest rates and economic activity.

   The main driver of our investment approach during the half-year was our ongoing belief that the Fed would choose to keep interest rates low or reduce them even further. We thus utilized two primary strategies in an attempt to maximize the Fund's potential yield and return. First, we increased the portfolio's holdings in comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly high. In the process, we lengthened the Fund's average weighted maturity to 58 days at June 30, 2003 from 46 days at the end of 2002. Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we are cautiously optimistic about the prospects for economic growth, which has direct implications for interest rates and, therefore, money market funds as well. We believe that an abundance of monetary and fiscal stimulus, combined with the likelihood that the Fed will remain committed to trying to boost growth, should help to revive the pace of activity in the second half of this year. While this may periodically result in higher market-based rates, we also expect that the Fed will probably keep nominal rates unchanged for the time being.

   In addition, we continue to see several important trends at work in the corporate sector -- notably the de-leveraging of balance sheets, the movement toward a greater degree of financial disclosure and the adoption of increasingly conservative accounting standards -- that could improve overall creditworthiness and benefit the Fund's investable universe accordingly.

   Our strategy going forward will retain the use of opportunistic buying when we feel that market-based rates are sufficiently high. Given our expectation that nominal rates will stay stable, we are not incentivized to keep the portfolio's average weighted maturity on the long side, and thus are likely to let it shorten somewhat.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(2)

                1 YEAR        SINCE INCEPTION     INCEPTION DATE
                ------        ---------------     --------------
Class A         1.41%              1.50%             11/28/01
Class B         1.31%              1.40%             11/28/01
Class C         1.16%              1.25%             11/28/01

----------
(1) Recent and any future decline in interest-rate levels could cause this Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2003

                                                                   July 23, 2003

Dear Shareholder:

   For Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Fund"), the annualized current yields for the seven-day period ended June 30, 2003 were 1.03%(1), 0.93%(1) and 0.78%(1) (with waivers and reimbursements) for the Fund's Class A, Class B and Class C shares, respectively.

   The Fund's fiscal half-year was a difficult time for money market vehicles. Most challenging, in our view, was the simple fact that short-term interest rates were sufficiently low to compel many investors to look elsewhere for attractive yields. The official fed funds rate was 1.25% during most of the period, and the Federal Reserve (the "Fed") cut it by a quarter-point on June 25 to 1.00%, the lowest such level since 1958. The Fed additionally indicated in frequent public comments that it was prepared to keep rates low not only to try to stimulate economic growth, but also to avert even the remote possibility of deflation.

   To some degree, money market vehicles benefited early in the period from the high degree of risk aversion caused by uncertainty about the timing and potential length of a war in Iraq. While such risk aversion frequently wreaked havoc on stocks, it also prompted some shifting of assets out of stocks and into less-risky investments like money market funds. War-related uncertainty started to abate around the time fighting began in mid-March, however, allowing for greater risk-taking and a re-focusing of sentiment on the outlook for interest rates and economic activity.

   The main driver of our investment approach during the half-year was our ongoing belief that the Fed would choose to keep interest rates low or reduce them even further. We thus utilized two primary strategies in an attempt to maximize the Fund's potential yield and return. First, we increased the portfolio's holdings in comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly high. In the process, we lengthened the Fund's average weighted maturity to 79 days at June 30, 2003 from 52 days at the end of 2002. Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we are cautiously optimistic about the prospects for economic growth, which has direct implications for interest rates and, therefore, money market funds as well. We believe that an abundance of monetary and fiscal stimulus, combined with the likelihood that the Fed will remain committed to trying to boost growth, should help to revive the pace of activity in the second half of this year. While this may periodically result in higher market-based rates, we also expect that the Fed will probably keep nominal rates unchanged for the time being.

   Our strategy going forward will retain the use of opportunistic buying when we feel that market-based rates are sufficiently high. Given our expectation that nominal rates will stay stable, we are not incentivized to keep the portfolio's average weighted maturity on the long side, and thus are likely to let it shorten somewhat.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE FUND'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE FUND COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE FUND HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                  AVERAGE ANNUAL RETURNS AS OF JUNE 30, 2003(2)

               1 YEAR         SINCE INCEPTION     INCEPTION DATE
               ------         ---------------     --------------
Class A         1.39%              1.68%             1/25/02
Class B         1.29%              1.58%             1/25/02
Class C         1.13%              1.42%             1/25/02

----------
(1) Recent and any future declines in interest-rate levels could cause this Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive fees and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2)  Returns assume reinvestment of dividends.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

        PAR                                                           RATINGS+
       (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
       -----                                                        -------------    --------    -----        -----
ASSET BACKED COMMERCIAL PAPER (24.8%)
FINANCE (24.8%)
  $   30,000   Amstel Funding Corp.                                  (A-1+ , P1)     01/05/04    0.945   $   29,852,733
      35,000   Clipper Receivables Corp.                              (A-1 , P1)     07/03/03    1.211       34,997,647
       7,375   Compass Securitization LLC.                           (A-1+ , P1)     07/08/03    1.211        7,373,265
      21,000   Moat Funding LLC                                      (A-1+ , P1)     07/09/03    1.330       20,993,794
      25,406   Old Line Funding Corp.                                (A-1+ , P1)     07/01/03    1.250       25,406,000
      30,000   Quincy Capital Corp.                                  (A-1+ , P1)     07/07/03    1.050       29,994,750
      17,000   Special Purpose Accounts Receivables                   (A-1 , P1)     07/09/03    1.051       16,996,033
      15,000   Special Purpose Accounts Receivables                   (A-1 , P1)     07/21/03    0.991       14,991,750
                                                                                                         --------------
TOTAL ASSET BACKED SECURITIES (Cost $180,605,972)                                                           180,605,972
                                                                                                         --------------
CERTIFICATES OF DEPOSIT (3.8%)
BANKS (3.8%)
      27,500   Wells Fargo Bank (Cost $27,500,000)                   (A-1+ , P1)     07/28/03    1.050       27,500,000
                                                                                                         --------------
COMMERCIAL PAPER (22.6%)
BANKS(6.9%)
      20,000   Depfa Bank PLC                                        (A-1+ , P1)     09/24/03    0.942       19,951,956
      30,000   HBOS Treasury Services PLC                            (A-1+ , P1)     07/01/03    1.252       30,000,000
                                                                                                         --------------
                                                                                                             49,951,956
                                                                                                         --------------
FINANCE (15.7%)
      12,000   Citigroup                                             (A-1+ , P1)     07/10/03    1.222       11,996,340
      13,000   General Electric Capital Corp.                        (AAA , Aaa)     09/11/03    6.750       13,120,436
      15,000   Goldman Sachs Group, Inc.                              (A-1 , P1)     11/17/03    0.923       14,946,717
      18,000   Morgan Stanley Dean Witter                             (A+ , Aa3)     01/20/04    5.625       18,423,255
      30,000   Rabobank Nederland                                    (A-1+ , P1)     07/01/03    1.300       30,000,000
      26,000   UBS Finance LLC                                       (A-1+ , P1)     07/01/03    1.310       26,000,000
                                                                                                         --------------
                                                                                                            114,486,748
                                                                                                         --------------
TOTAL COMMERCIAL PAPER (Cost $164,438,704)                                                                  164,438,704
                                                                                                         --------------
VARIABLE RATE CORPORATE OBLIGATIONS (15.9%)
BANKS (7.8%)
      17,000   Abbey National Treasury Services PLC#                 (A-1+ , P1)     02/18/04    1.300       17,000,520
      20,000   Bank One NA##                                          (A-1 , P1)     02/24/04    1.290       19,998,688
      20,000   Societe Generale#                                     (A-1+ , P1)     03/10/04    1.290       19,998,618
                                                                                                         --------------
                                                                                                             56,997,826
                                                                                                         --------------
FINANCE (8.1%)
      30,000   American Honda Finance Corp.##                         (A+ , A1)      07/11/03    1.256       30,000,000
      29,100   Merrill Lynch & Company, Inc.##                        (A-1 , P1)     05/21/04    1.579       29,185,954
                                                                                                         --------------
                                                                                                             59,185,954
                                                                                                         --------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $116,183,780)                                               116,183,780
                                                                                                         --------------
MUNICIPAL BONDS (2.8%)
NEW YORK (2.0%)
      14,500   New York State Housing Finance Agency,
                 Revenue Bonds, West 33rd Street,
                 Series B (Dexia Credit Local LOC)#                  (A-1+ , NR)     07/02/03    1.020       14,500,000
                                                                                                         --------------

                 See Accompanying Notes to Financial Statements.

        PAR                                                           RATINGS+
       (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
       -----                                                        -------------    --------    -----        -----
WASHINGTON (0.8%)
$      5,595   Seattle General Obligation Bonds, Taxable
                 Series C (Credit Communl Belgique LOC)#            (A-1+ , VMIG1)   07/02/03    1.040   $    5,595,000
                                                                                                         --------------
TOTAL MUNICIPAL BONDS (Cost $20,095,000)                                                                     20,095,000
                                                                                                         --------------
UNITED STATES AGENCY OBLIGATIONS (9.4%)
       4,265   Fannie Mae                                            (AAA , Aaa)     05/14/04    5.625        4,427,790
      10,000   Fannie Mae                                            (AAA , Aaa)     06/30/04    1.300       10,000,000
       7,000   Fannie Mae                                            (AAA , Aaa)     07/26/04    1.040        7,000,000
      11,500   Fannie Mae Discount Note                              (AAA , Aaa)     02/06/04    1.260       11,411,450
       8,900   Freddie Mac                                           (AAA , Aaa)     01/15/04    3.250        8,987,720
      15,200   Freddie Mac                                           (AAA , Aaa)     07/15/04    3.000       15,503,460
      11,151   Freddie Mac Discount Note                             (AAA , Aaa)     11/26/03    1.320       11,090,487
                                                                                                         --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $68,420,907)                                                    68,420,907
                                                                                                         --------------
UNITED STATES TREASURY OBLIGATION (2.3%)
UNITED STATES TREASURY NOTE (2.3%)
      16,500   United States Treasury Note (Cost $16,793,177)        (AAA , Aaa)     04/30/04    3.375       16,793,177
                                                                                                         --------------
REPURCHASE AGREEMENT (19.7%)
     143,386   Goldman Sachs Group, Inc. (Agreement
                 dated 6/30/03, to be repurchased at
                 $143,390,740, collateralized by $3,000,000
                 World Bank 4.125% due 8/12/09, $135,000
                 World Bank 3.625% due 5/21/13, $13,500,000
                 World Bank 3.500% due 10/22/04, $12,934,000
                 World Bank 4.375% due 9/28/06, $250,000
                 World Bank 8.250% due 9/01/16, $2,000,000
                 World Bank 6.625% due 8/21/06, $3,228,000
                 World Bank 6.375% due 7/21/05, $530,000
                 World Bank 4.750% due 4/30/04, $7,784,000
                 World Bank 5.000% due 3/28/06, $4,600,000
                 World Bank 0.000% due 2/15/15, $7,663,000
                 World Bank 7.000% due 1/27/05, $200,000
                 World Bank 7.625% due 1/19/23, $8,712,000
                 World Bank 4.000% due 1/10/05, $26,475,000
                 World Bank Discount Note 0.000% due 7/28/03,
                 $1,790,000 Inter-American Development
                 Bank 3.875% due 9/27/04, $9,732,000
                 Inter-American Development Bank 4.375%
                 due 9/20/12, $13,016,000 Inter-American
                 Development Bank 5.375% due 1/18/06,
                 $6,264,000 Inter-American Development
                 Bank 6.375% due 10/22/07, $855,000
                 Inter-American Development Bank 6.125%
                 due 3/08/06, $1,000,000 Inter-American
                 Development Bank 5.750% due 2/26/08,
                 $2,470,000 Inter-American Development
                 Bank 4.000% due 1/18/05, $8,929,000

                 See Accompanying Notes to Financial Statements.

        PAR
       (000)                                                                         MATURITY    RATE%        VALUE
       -----                                                                         --------    -----        -----
REPURCHASE AGREEMENT (CONCLUDED)
               Inter-American Development Bank 7.375%
                 due 1/15/10, $1,310,000 Asian Development
                 Bank 6.750% due 6/11/07, $223,000
                 World Bank 0.000% due 10/15/10. Market
                 value of collateral is $146,254,630)
                 (Cost $143,386,000)                                                 07/01/03    1.190   $  143,386,000
                                                                                                         --------------
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $737,423,540)                                                     737,423,540
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.3%)                                                                (9,416,497)
                                                                                                         --------------
NET ASSETS (100.0%)                                                                                      $  728,007,043
                                                                                                         ==============

                      Average Weighted Maturity -- 58 days

                            INVESTMENT ABBREVIATIONS
                                 NR = Not Rated
                             LOC = Letter of Credit

----------
+ Credit ratings given by Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
# Variable rate obligations -- The interest rate shown is the rate as of June 30, 2003.
## The interest rate is as of June 30, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
June 30, 2003 (Unaudited)

        PAR                                                           RATINGS+
       (000)                                                        (S&P/MOODY'S)    MATURITY    RATE%        VALUE
       -----                                                        -------------    --------    -----        -----
UNITED STATES AGENCY OBLIGATIONS (60.1%)
$      5,000   Fannie Mae                                            (AAA , Aaa)     08/15/03    4.000   $    5,013,734
       2,000   Fannie Mae                                            (AAA , Aaa)     07/26/04    1.040        2,000,000
       3,000   Fannie Mae Discount Note                              (AAA , Aaa)     09/15/03    1.230        2,992,210
       3,000   Fannie Mae Discount Note                              (AAA , Aaa)     10/15/03    1.000        2,992,227
       2,100   Fannie Mae Discount Note                              (AAA , Aaa)     10/15/03    1.170        2,092,765
       3,520   Fannie Mae Discount Note                              (AAA , Aaa)     10/22/03    1.100        3,507,073
      13,000   Fannie Mae Discount Note                              (AAA , Aaa)     12/12/03    1.350       12,921,235
       1,500   Fannie Mae Discount Note                              (AAA , Aaa)     12/18/03    0.950        1,493,271
       2,500   Fannie Mae Discount Note                              (AAA , Aaa)     01/09/04    1.260        2,483,200
       2,200   Fannie Mae Discount Note                              (AAA , Aaa)     02/06/04    1.260        2,183,060
       2,300   Fannie Mae Discount Note                              (AAA , Aaa)     03/05/04    1.260        2,280,194
       6,200   Federal Farm Credit Bank Floating Rate Note##         (AAA , Aaa)     09/25/03    1.270        6,200,000
       5,000   Federal Farm Credit Bank Floating Rate Note##         (AAA , Aaa)     02/03/04    1.250        5,000,000
       4,000   Federal Home Loan Bank                                (AAA , Aaa)     08/15/03    4.125        4,011,130
       1,000   Federal Home Loan Bank                                (AAA , Aaa)     04/16/04    4.875        1,028,755
       3,000   Federal Home Loan Bank Discount Note                  (AAA , Aaa)     08/14/03    1.700        2,993,766
       9,250   Freddie Mac                                           (AAA , Aaa)     01/15/04    3.250        9,355,183
       2,000   Freddie Mac                                           (AAA , Aaa)     07/15/04    3.000        2,039,929
       2,600   Freddie Mac Discount Note                             (AAA , Aaa)     09/11/03    1.800        2,590,640
       1,350   Freddie Mac Discount Note                             (AAA , Aaa)     12/04/03    1.190        1,343,039
       3,200   Freddie Mac Discount Note                             (AAA , Aaa)     12/05/03    1.210        3,183,253
       2,700   Freddie Mac Discount Note                             (AAA , Aaa)     12/15/03    1.230        2,684,594
                                                                                                         --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $80,389,258)                                                    80,389,258
                                                                                                         --------------
REPURCHASE AGREEMENT (41.2%)
      55,177   Goldman Sachs Group, Inc.
                 (Agreement dated 6/30/2003, to
                 be repurchased at $55,178,824
                 collateralized by $49,502,000
                 United States Treasury Note 3.00% due 7/15/12.
                 Market Value of collateral is $56,281,241).
                 (Cost $55,177,000)                                                  07/01/03    1.190       55,177,000
                                                                                                         --------------
TOTAL INVESTMENTS AT VALUE (101.3%) (Cost $135,566,258)                                                     135,566,258
OTHER ASSETS IN EXCESS OF LIABILITIES (-1.3%)                                                                (1,713,008)
                                                                                                         --------------
NET ASSETS (100.0%)                                                                                      $  133,853,250
                                                                                                         ==============

                      Average Weighted Maturity -- 79 days

----------
+ Credit ratings given by Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.
## The interest rate is as of June 30, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2003 (Unaudited)

                                                                              PRIME          GOVERNMENT
                                                                            PORTFOLIO         PORTFOLIO
                                                                         ---------------   ---------------
ASSETS
    Investments at value (Cost $594,037,540, and $80,389,258,
      respectively) (Note 1)                                             $   594,037,540   $    80,389,258
    Repurchase agreement at value (Cost $143,386,000, and $55,177,000,
      respectively) (Note 1)                                                 143,386,000        55,177,000
    Cash                                                                             746               376
    Interest receivable                                                        1,425,795           327,713
    Receivable from investment adviser (Note 2)                                       --               570
    Prepaid expenses                                                              37,900            24,144
                                                                         ---------------   ---------------
      Total Assets                                                           738,887,981       135,919,061
                                                                         ---------------   ---------------
LIABILITIES
    Advisory fee payable (Note 2)                                                 64,002                --
    Administrative services fee payable (Note 2)                                  78,605            14,286
    Distribution fee payable (Note 2)                                             74,392            10,701
    Payable for investments purchased                                          7,000,000         2,000,000
    Payable for portfolio shares redeemed                                      3,583,114                --
    Dividend payable                                                                 660                --
    Directors' fee payable                                                           106               125
    Other accrued expenses payable                                                80,059            40,699
                                                                         ---------------   ---------------
      Total Liabilities                                                       10,880,938         2,065,811
                                                                         ---------------   ---------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                     727,990           133,851
    Paid-in capital (Note 3)                                                 727,261,773       133,717,590
    Undistributed net investment income                                               29                29
    Accumulated net realized gain on investments                                  17,251             1,780
                                                                         ---------------   ---------------
      Net Assets                                                         $   728,007,043   $   133,853,250
                                                                         ===============   ===============
A SHARES
    Net assets                                                           $    18,085,847   $    30,862,638
    Shares outstanding                                                        18,089,432        30,861,692
                                                                         ---------------   ---------------
    Net asset value, offering price, and redemption price per share      $          1.00   $          1.00
                                                                         ===============   ===============
B SHARES
    Net assets                                                           $   585,172,120   $    84,839,577
    Shares outstanding                                                       585,154,487        84,839,142
                                                                         ---------------   ---------------
    Net asset value, offering price, and redemption price per share      $          1.00   $          1.00
                                                                         ===============   ===============
C SHARES
    Net assets                                                           $   124,749,076   $    18,151,035
    Shares outstanding                                                       124,745,844        18,150,636
                                                                         ---------------   ---------------
    Net asset value, offering price, and redemption price per share      $          1.00   $          1.00
                                                                         ===============   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2003 (Unaudited)

                                                                              PRIME          GOVERNMENT
                                                                            PORTFOLIO         PORTFOLIO
                                                                         ---------------   ---------------
INTEREST INCOME (Note 1)                                                 $     5,681,520   $     1,050,747
                                                                         ---------------   ---------------
EXPENSES
    Investment advisory fees (Note 2)                                            808,727           149,765
    Administrative services fees (Note 2)                                        245,442            40,893
    Distribution fees (Note 2)                                                   423,766            70,049
    Custodian fees                                                                37,093             9,010
    Audit fees                                                                    28,693            12,989
    Legal fees                                                                    24,823            28,181
    Registration fees                                                             22,756            22,121
    Insurance expense                                                             15,926             7,367
    Transfer agent fees                                                           10,551             3,577
    Printing fees (Note 2)                                                         7,472             7,419
    Directors' fees                                                                3,381             3,399
    Miscellaneous expense                                                         14,511               775
                                                                         ---------------   ---------------
      Total expenses                                                           1,643,141           355,545
    Less: fees waived (Note 2)                                                  (410,648)         (135,731)
                                                                         ---------------   ---------------
      Net expenses                                                             1,232,493           219,814
                                                                         ---------------   ---------------
        Net investment income                                                  4,449,027           830,933
                                                                         ---------------   ---------------

NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                         (7,769)            1,780
                                                                         ---------------   ---------------
    Net increase in net assets resulting from operations                 $     4,441,258   $       832,713
                                                                         ===============   ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                               PRIME PORTFOLIO                     GOVERNMENT PORTFOLIO
                                                   -------------------------------------  ----------------------------------------
                                                   FOR THE SIX MONTHS                     FOR THE SIX MONTHS
                                                         ENDED           FOR THE YEAR            ENDED           FOR THE PERIOD
                                                     JUNE 30, 2003           ENDED           JUNE 30, 2003           ENDED
                                                      (UNAUDITED)      DECEMBER 31, 2002      (UNAUDITED)     DECEMBER 31, 2002(1)
                                                   ------------------  -----------------  ------------------  --------------------
FROM OPERATIONS
  Net investment income                            $       4,449,027   $       8,388,179   $         830,933   $       2,211,532
  Net realized gain (loss)
      from investments                                        (7,769)             25,020               1,780                  --
                                                   -----------------   -----------------   -----------------   -----------------
    Net increase in net assets
      resulting from operations                            4,441,258           8,413,199             832,713           2,211,532
                                                   -----------------   -----------------   -----------------   -----------------
FROM DIVIDENDS
  Dividends from net investment income
    Class A shares                                          (822,031)         (2,034,655)           (254,968)           (669,901)
    Class B shares                                        (3,085,229)         (5,455,624)           (473,358)         (1,398,132)
    Class C shares                                          (541,767)           (897,900)           (102,607)           (143,499)
                                                   -----------------   -----------------   -----------------   -----------------
    Net decrease in net assets
      from dividends                                      (4,449,027)         (8,388,179)           (830,933)         (2,211,532)
                                                   -----------------   -----------------   -----------------   -----------------
FROM CAPITAL SHARE
TRANSACTIONS (Note 3)
  Proceeds from sale of shares                         1,505,087,451       2,357,427,315         145,885,848         679,627,131
  Reinvestment of dividends                                4,157,980           7,769,090             778,828           2,148,170
  Net asset value of shares redeemed                  (1,632,591,749)     (1,683,091,744)       (193,499,038)       (501,089,469)
                                                   -----------------   -----------------   -----------------   -----------------
    Net increase (decrease)
      in net assets from
      capital share transactions                        (123,346,318)        682,104,661         (46,834,362)        180,685,832
                                                   -----------------   -----------------   -----------------   -----------------
  Net increase (decrease) in net assets                 (123,354,087)        682,129,681         (46,832,582)        180,685,832

NET ASSETS
  Beginning of period                                    851,361,130         169,231,449         180,685,832                  --
                                                   -----------------   -----------------   -----------------   -----------------
  End of period                                    $     728,007,043   $     851,361,130   $     133,853,250   $     180,685,832
                                                   =================   =================   =================   =================
UNDISTRIBUTED NET INVESTMENT INCOME                $              29   $              29   $              29   $              29
                                                   =================   =================   =================   =================

----------
(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                           FOR THE SIX
                                                           MONTHS ENDED           FOR THE YEAR          FOR THE PERIOD
                                                          JUNE 30, 2003               ENDED                 ENDED
                                                           (UNAUDITED)          DECEMBER 31, 2002    DECEMBER 31, 2001(1)
                                                         ----------------       -----------------    --------------------
PER SHARE DATA
  Net asset value, beginning of period                   $         1.0000       $          1.0000      $         1.0000
                                                         ----------------       -----------------      ----------------

INVESTMENT OPERATIONS
  Net investment income                                            0.0061                  0.0162                0.0016

LESS DIVIDENDS
  Dividends from net investment income                            (0.0061)                (0.0162)              (0.0016)
                                                         ----------------       -----------------      ----------------

NET ASSET VALUE, END OF PERIOD                           $         1.0000       $          1.0000      $         1.0000
                                                         ================       =================      ================
      Total return(2)                                                0.60%                   1.63%                 0.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $         18,086       $         213,837      $        169,164
    Ratio of expenses to average net assets                          0.20%(3)                0.18%                 0.20%(3)
    Ratio of net investment income to average net
      assets                                                         1.24%(3)                1.62%                 1.71%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.10%(3)                0.17%                 0.55%(3)

----------
(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                           FOR THE SIX
                                                           MONTHS ENDED           FOR THE YEAR          FOR THE PERIOD
                                                          JUNE 30, 2003               ENDED                 ENDED
                                                           (UNAUDITED)          DECEMBER 31, 2002    DECEMBER 31, 2001(1)
                                                         ----------------       -----------------    --------------------
PER SHARE DATA
  Net asset value, beginning of period                   $         1.0000       $          1.0000      $         1.0000
                                                         ----------------       -----------------      ----------------

INVESTMENT OPERATIONS
  Net investment income                                            0.0055                  0.0152                0.0015

LESS DIVIDENDS
  Dividends from net investment income                            (0.0055)                (0.0152)              (0.0015)
                                                         ----------------       -----------------      ----------------

NET ASSET VALUE, END OF PERIOD                           $         1.0000       $          1.0000      $         1.0000
                                                         ================       =================      ================
      Total return(2)                                                0.55%                   1.53%                 0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $        585,172       $         537,501      $             33
    Ratio of expenses to average net assets                          0.30%(3)                0.28%                 0.30%(3)
    Ratio of net investment income to average net
      assets                                                         1.10%(3)                1.52%                 1.61%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.10%(3)                0.12%                 0.55%(3)

----------
(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                           FOR THE SIX
                                                           MONTHS ENDED           FOR THE YEAR          FOR THE PERIOD
                                                          JUNE 30, 2003               ENDED                 ENDED
                                                           (UNAUDITED)          DECEMBER 31, 2002    DECEMBER 31, 2001(1)
                                                         ----------------       -----------------    --------------------
PER SHARE DATA
  Net asset value, beginning of period                   $         1.0000       $          1.0000      $         1.0000
                                                         ----------------       -----------------      ----------------

INVESTMENT OPERATIONS
  Net investment income                                            0.0047                  0.0137                0.0014

LESS DIVIDENDS
  Dividends from net investment income                            (0.0047)                (0.0137)              (0.0014)
                                                         ----------------       -----------------      ----------------

NET ASSET VALUE, END OF PERIOD                           $         1.0000       $          1.0000      $         1.0000
                                                         ================       =================      ================
      Total return(2)                                                0.47%                   1.38%                 0.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)               $        124,749       $         100,022      $             33
    Ratio of expenses to average net assets                          0.45%(3)                0.43%                 0.45%(3)
    Ratio of net investment income to average net
      assets                                                         0.95%(3)                1.37%                 1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.10%(3)                0.12%                 0.55%(3)

----------
(1) For the period November 28, 2001 (commencement of operations) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED          FOR THE PERIOD
                                                                                 JUNE 30, 2003              ENDED
                                                                                  (UNAUDITED)        DECEMBER 31, 2002(1)
                                                                                ----------------     --------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $         1.0000       $         1.0000
                                                                                ----------------       ----------------

INVESTMENT OPERATIONS
  Net investment income                                                                   0.0059                 0.0178

LESS DIVIDENDS
  Dividends from net investment income                                                   (0.0059)               (0.0178)
                                                                                ----------------       ----------------

NET ASSET VALUE, END OF PERIOD                                                  $         1.0000       $         1.0000
                                                                                ================       ================
      Total return(2)                                                                       0.60%                  1.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $         30,863       $         82,938
    Ratio of expenses to average net assets(3)                                              0.20%                  0.18%
    Ratio of net investment income to average net assets(3)                                 1.21%                  1.55%
    Decrease reflected in above operating expense ratios due to waivers/
      reimbursements(3)                                                                     0.18%                  0.31%

----------
(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED          FOR THE PERIOD
                                                                                 JUNE 30, 2003              ENDED
                                                                                  (UNAUDITED)        DECEMBER 31, 2002(1)
                                                                                ----------------     --------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $         1.0000       $         1.0000
                                                                                ----------------       ----------------

INVESTMENT OPERATIONS
  Net investment income                                                                   0.0054                 0.0169

LESS DIVIDENDS
  Dividends from net investment income                                                   (0.0054)               (0.0169)
                                                                                ----------------       ----------------

NET ASSET VALUE, END OF PERIOD                                                  $         1.0000       $         1.0000
                                                                                ================       ================
      Total return(2)                                                                       0.55%                  1.71%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $         84,840       $         75,169
    Ratio of expenses to average net assets(3)                                              0.30%                  0.28%
    Ratio of net investment income to average net assets(3)                                 1.10%                  1.46%
    Decrease reflected in above operating expense ratios due to waivers/
      reimbursements(3)                                                                     0.18%                  0.16%

----------
(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                                                  FOR THE SIX
                                                                                  MONTHS ENDED          FOR THE PERIOD
                                                                                 JUNE 30, 2003              ENDED
                                                                                  (UNAUDITED)        DECEMBER 31, 2002(1)
                                                                                ----------------     --------------------
PER SHARE DATA
  Net asset value, beginning of period                                          $         1.0000       $         1.0000
                                                                                ----------------       ----------------

INVESTMENT OPERATIONS
  Net investment income                                                                   0.0047                 0.0155

LESS DIVIDENDS
  Dividends from net investment income                                                   (0.0047)               (0.0155)
                                                                                ----------------       ----------------

NET ASSET VALUE, END OF PERIOD                                                  $         1.0000       $         1.0000
                                                                                ================       ================
      Total return(2)                                                                       0.47%                  1.56%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                                      $         18,151       $         22,578
    Ratio of expenses to average net assets(3)                                              0.45%                  0.42%
    Ratio of net investment income to average net assets(3)                                 0.95%                  1.31%
    Decrease reflected in above operating expense ratios due to waivers/
      reimbursements(3)                                                                     0.18%                  0.15%

----------
(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3)  Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

   The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

   Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in the Portfolios represents an equal pro rata interest in the Portfolios, except that they bear different expenses, which reflect the difference in the range of services provided to them. Class A shares of each Portfolio do not bear distribution expenses. Class B shares of each Portfolio bear expenses paid pursuant to a distribution plan at an annual rate of 0.10% of the average daily net asset value of the Portfolios' Class B shares. Class C shares of each Portfolio bear expenses paid pursuant to a distribution plan at an annual rate of 0.25% of the average daily net asset value of the Portfolios' Class C shares.

   Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share for each Portfolio. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined at 12 noon Eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, the Portfolio acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the six months ended June 30, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                   GROSS                              NET
                                  ADVISORY                          ADVISORY
      PORTFOLIO                     FEE             WAIVER            FEE
      ---------                  ----------       ----------       ----------
      Prime Portfolio            $  808,727       $  410,648       $  398,079
      Government Portfolio          149,765          135,731           14,034

   State Street Bank and Trust Company ("SSB"), serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $5 billion                  .050% of average daily net assets
           Next $5 billion                   .035% of average daily net assets
           Over $10 billion                  .020% of average daily net assets

   For the six months ended June 30, 2003, administrative service fees earned by SSB (including out-of-pocket fees) were as follows:

           PORTFOLIO                                 ADMINISTRATION FEE
           ---------                                 ------------------
           Prime Portfolio                               $  245,442
           Government Portfolio                              40,893

Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to a distribution plan adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio. For the Class C shares, the fee is calculated at an annual rate of 0.25% of average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. For the six months ended June 30, 2003, distribution fees paid to CSAMSI were as follows:

                 PORTFOLIO                  CLASS         DISTRIBUTION FEE
                 ---------                  -----         ----------------
                 Prime Portfolio           Class B           $ 280,812
                                           Class C             142,954
                                                             ---------
                                                             $ 423,766
                                                             =========

                 Government Portfolio      Class B           $  43,059
                                           Class C              26,990
                                                             ---------
                                                             $  70,049
                                                             =========

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the six months ended June 30, 2003, Merrill was paid $2,954 for its services from each Portfolio.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Portfolio is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

                                                                   PRIME PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                        CLASS A
                                     -----------------------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                            JUNE 30, 2003 (UNAUDITED)                   DECEMBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES              VALUE               SHARES              VALUE
                                     -----------------   -----------------   -----------------   -----------------
Shares sold                                764,926,711   $     764,926,711         847,576,336   $     847,576,336
Shares issued in reinvestment
  of dividends                                 540,358             540,358           1,416,256           1,416,256
Shares redeemed                           (961,218,347)       (961,218,347)       (804,316,335)       (804,316,335)
                                     -----------------   -----------------   -----------------   -----------------
Net increase (decrease)                   (195,751,278)  $    (195,751,278)         44,676,257   $      44,676,257
                                     =================   =================   =================   =================

                                                                   PRIME PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                        CLASS B
                                     -----------------------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                            JUNE 30, 2003 (UNAUDITED)                   DECEMBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES              VALUE               SHARES              VALUE
                                     -----------------   -----------------   -----------------   -----------------
Shares sold                                625,340,574   $     625,340,574       1,305,413,136   $   1,305,413,136
Shares issued in reinvestment
  of dividends                               3,076,045           3,076,045           5,455,263           5,455,263
Shares redeemed                           (580,739,592)       (580,739,592)       (773,424,422)       (773,424,422)
                                     -----------------   -----------------   -----------------   -----------------
Net increase                                47,677,027   $      47,677,027         537,443,977   $     537,443,977
                                     =================   =================   =================   =================

                                                                   PRIME PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                        CLASS C
                                     -----------------------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED                   FOR THE YEAR ENDED
                                            JUNE 30, 2003 (UNAUDITED)                   DECEMBER 31, 2002
                                     -----------------------------------------------------------------------------
                                           SHARES              VALUE               SHARES              VALUE
                                     -----------------   -----------------   -----------------   -----------------
Shares sold                                114,820,166   $     114,820,166         204,437,843   $     204,437,843
Shares issued in reinvestment
  of dividends                                 541,577             541,577             897,571             897,571
Shares redeemed                            (90,633,810)        (90,633,810)       (105,350,987)       (105,350,987)
                                     -----------------   -----------------   -----------------   -----------------
Net increase                                24,727,933   $      24,727,933          99,984,427   $      99,984,427
                                     =================   =================   =================   =================

                                                                 GOVERNMENT PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                        CLASS A
                                     -----------------------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED                  FOR THE PERIOD ENDED
                                            JUNE 30, 2003 (UNAUDITED)                 DECEMBER 31, 2002(1)
                                     -----------------------------------------------------------------------------
                                           SHARES              VALUE               SHARES              VALUE
                                     -----------------   -----------------   -----------------   -----------------
Shares sold                                 14,901,716   $      14,901,716         172,055,189   $     172,055,189
Shares issued in reinvestment
  of dividends                                 203,187             203,187             609,189             609,189
Shares redeemed                            (67,180,857)        (67,180,857)        (89,726,732)        (89,726,732)
                                     -----------------   -----------------   -----------------   -----------------
Net increase                               (52,075,954)  $     (52,075,954)         82,937,646   $      82,937,646
                                     =================   =================   =================   =================

                                                                 GOVERNMENT PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                        CLASS B
                                     -----------------------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED                  FOR THE PERIOD ENDED
                                            JUNE 30, 2003 (UNAUDITED)                 DECEMBER 31, 2002(1)
                                     -----------------------------------------------------------------------------
                                           SHARES              VALUE               SHARES              VALUE
                                     -----------------   -----------------   -----------------   -----------------
Shares sold                                113,409,716   $     113,409,716         434,525,321   $     434,525,321
Shares issued in reinvestment
  of dividends                                 473,208             473,208           1,396,416           1,396,416
Shares redeemed                           (104,213,726)       (104,213,726)       (360,751,793)       (360,751,793)
                                     -----------------   -----------------   -----------------   -----------------
Net increase                                 9,669,198   $       9,669,198          75,169,944   $      75,169,944
                                     =================   =================   =================   =================

                                                                 GOVERNMENT PORTFOLIO
                                     -----------------------------------------------------------------------------
                                                                        CLASS C
                                     -----------------------------------------------------------------------------
                                            FOR THE SIX MONTHS ENDED                  FOR THE PERIOD ENDED
                                            JUNE 30, 2003 (UNAUDITED)                 DECEMBER 31, 2002(1)
                                     -----------------------------------------------------------------------------
                                           SHARES              VALUE               SHARES              VALUE
                                     -----------------   -----------------   -----------------   -----------------
Shares sold                                 17,574,416   $      17,574,416          73,046,621   $      73,046,621
Shares issued in reinvestment
  of dividends                                 102,433             102,433             142,565             142,565
Shares redeemed                            (22,104,455)        (22,104,455)        (50,610,944)        (50,610,944)
                                     -----------------   -----------------   -----------------   -----------------
Net increase (decrease)                     (4,427,606)  $      (4,427,606)         22,578,242   $      22,578,242
                                     =================   =================   =================   =================

----------
(1) For the period January 25, 2002 (commencement of operations) through December 31, 2002

   On June 30, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           PORTFOLIO              SHAREHOLDERS       OF OUTSTANDING SHARES
           ---------              ------------      ----------------------
           Prime Portfolio
           CLASS
             Class A                    2                     99%
             Class B                    1                     99%
             Class C                    1                     99%
           Government Portfolio
           CLASS
             Class A                    1                     99%
             Class B                    1                     99%
             Class C                    1                     99%

   Some of the shareholders are omnibus accounts, which held shares on behalf of several individual shareholders.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Directors:

                                                      FOR                  WITHHELD
                                                 -------------           -----------
          Richard H. Francis                      723,437,595                 --
          Jack W. Fritz                           723,437,595                 --
          Joseph D. Gallagher                     723,437,595                 --
          Jeffrey E. Garten                       723,437,595                 --
          Peter F. Krogh                          723,437,595                 --
          James S. Pasman, Jr.                    723,437,595                 --
          Steven N. Rappaport                     723,437,595                 --
          William W. Priest                       723,437,595                 --

          Total Eligible Shares                   893,707,298
          Total Shares Voted                      723,437,595
          % of Shares Voted                             80.95%

2. To Modify the Fundamental Investment Restriction on Lending:

                                              % OF TOTAL SHARES       % OF TOTAL
                             SHARES              OUTSTANDING         SHARES VOTED
                           -----------        -----------------      ------------
     For                   720,689,772              80.64%              99.62%
     Against                         0               0.00%               0.00%
     Abstain                         0               0.00%               0.00%
     Broker Non-votes        2,747,823               0.31%               0.38%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                              % OF TOTAL SHARES       % OF TOTAL
                             SHARES              OUTSTANDING         SHARES VOTED
                           -----------        -----------------      ------------
     For                   720,689,772              80.64%              99.62%
     Against                         0               0.00%               0.00%
     Abstain                         0               0.00%               0.00%
     Broker Non-votes        2,747,823               0.31%               0.38%

4. To Amend the Organizational Documents to Allow Involuntary Redemptions without Shareholder Approval:

                                              % OF TOTAL SHARES       % OF TOTAL
                             SHARES              OUTSTANDING         SHARES VOTED
                           -----------        -----------------      ------------
     For                    72,689,772              80.64%              99.62%
     Against                         0               0.00%               0.00%
     Abstain                         0               0.00%               0.00%
     Broker Non-votes        2,747,823               0.31%               0.38%

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SHAREHOLDER MEETING RESULTS (UNAUDITED)

   A special meeting of shareholders of the Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Portfolio") was held at 466 Lexington Avenue, 16th Floor, New York, NY 10017 on April 11, 2003. The following matters were voted upon by the shareholders of the Portfolio and the results are presented below. Shares delivered not voted are included in the total for the proposals. All proposals were approved.

1. To Elect the Following Nominees as Directors:

                                                      FOR                  WITHHELD
                                                 ------------            -----------
          Richard H. Francis                      111,916,723                 --
          Jack W. Fritz                           111,916,723                 --
          Joseph D. Gallagher                     111,916,723                 --
          Jeffrey E. Garten                       111,916,723                 --
          Peter F. Krogh                          111,916,723                 --
          James S. Pasman, Jr.                    111,916,723                 --
          Steven N. Rappaport                     111,916,723                 --
          William W. Priest                       111,916,723                 --

          Total Eligible Shares                   144,513,864
          Total Shares Voted                      111,916,723
          % of Shares Voted                             77.44%

2. To Modify the Fundamental Investment Restriction on Lending:

                                              % OF TOTAL SHARES       % OF TOTAL
                             SHARES              OUTSTANDING         SHARES VOTED
                           -----------        -----------------      ------------
     For                   111,816,723              77.37%              99.91%
     Against                         0               0.00%               0.00%
     Abstain                         0               0.00%               0.00%
     Broker Non-votes          100,000               0.07%               0.09%

3. To Change the Portfolio's Investment Objective from Fundamental to Non-Fundamental:

                                              % OF TOTAL SHARES       % OF TOTAL
                             SHARES              OUTSTANDING         SHARES VOTED
                           -----------        -----------------      ------------
     For                   111,816,723              77.37%              99.91%
     Against                         0               0.00%               0.00%
     Abstain                         0               0.00%               0.00%
     Broker Non-votes          100,000               0.07%               0.09%

4. To Amend the Organizational Document to Allow Involuntary Redemptions without Shareholder Approval:

                                              % OF TOTAL SHARES       % OF TOTAL
                             SHARES              OUTSTANDING         SHARES VOTED
                           -----------        -----------------      ------------
     For                   111,816,723              77.37%              99.91%
     Against                         0               0.00%               0.00%
     Abstain                         0               0.00%               0.00%
     Broker Non-votes          100,000               0.07%               0.09%

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
PRIVACY POLICY NOTICE

   We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

   In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

   We may collect nonpublic information about you from the following sources:

   - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

   - Information about your transactions with us, our affiliates, or others.

   We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

   We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

   NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU. THIS NOTICE IS DATED AS OF MAY 20, 2003.

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam-americas.com

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.      CSIMM -3-0603

ITEM 2. CODE OF ETHICS.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable to the Registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable to the Registrant.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and Principal Financial Officer concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)(1) Form N-CSR disclosure requirement not yet effective with respect to the Registrant.

(a)(2) The certifications of the Registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(b) The certifications of the Registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.


                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          Credit Suisse Institutional Money Market Fund, Inc.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 2, 2003


          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  September 2, 2003


          /s/ Michael A. Pignataro
          ------------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  September 2, 2003